Supplementary Cash Flow Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Supplementary Cash Flow Data
Cash paid for interest (net of capitalized amounts of $263 and $99, respectively)	$ 409,692	$ 403,727	$ 384,329
Capitalized amount of interest	195	196	145
Cash payments of income taxes, net of refunds	17,081	4,856	6,665
Equipment financed under capital leases	7,551	9,614	6,157
Equipment received for noncash consideration	746	3,011	1,600
Accrued capital expenditures	27,232	50,391	64,089
Gross borrowings from revolver	3,608,000	4,729,000	6,078,000
Gross repayments to revolver	$ 3,278,000	$ 4,354,000	$ 4,753,000